INCOME TAX - Additional Information (Details)	6 Months Ended
Dec. 31, 2019
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%
Nanjing Recon Technology Co Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%
Beijing Bhd Petroleum Technology Co Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%